Cover	Mar. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 06, 2023
Current Fiscal Year End Date	--03-31
File Number	333-225433
Registrant Name	TREND INNOVATIONS HOLDING INC.
Entity Central Index Key	0001740797
Tax Identification Number	38-4053064
Incorporation State Country Code	NV
Address Line1	44A Gedimino avenue
Address City	Vilnius
Address Country	LT
Address Postal Zip Code	01110
City Area Code	540
Local Phone Number	4950016
Written Communications	false
Soliciting material	false
Pre-commencement communication	false
PreCommencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false